UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2023

Date of reporting period: October 31, 2023

Item 1. Reports to Stockholders.

(a)

VegTech Plant-based Innovation & Climate ETF
(EATV)
Annual Report
October 31, 2023

VegTech Plant-based Innovation & Climate ETF

Dear Shareholder,

On behalf of VegTech™ Invest, we want to express our appreciation for the confidence you have placed in the VegTech™ Plant-based Innovation & Climate ETF (“EATV”). EATV is an actively managed exchange-traded fund that invests in sustainable solutions in the food and materials sectors. This involves investing across the entire food and materials supply chain, starting with agriculture technology (“AgTech”) and proceeding through food, nutrition, bio-tech, flavor and texture, ingredient and consumer goods companies. These types of companies focus on enhancing the sustainability and efficiency of the food and materials supply system. The Fund was certified by Ethos ESG to be Carbon Neutral without buying credits in the third calendar quarter of 2023, and has a global temperature warming potential of 1.18C, well under the Paris Agreement of 1.5C.

For the period starting November 1, 2022 and ending October 31, 2023 (the “reporting period”), the Fund underperformed the S&P 500® Index and outperformed the EATVi Index.  During the reporting period, the highest returns were derived from Vita Coco and e.l.f. Beauty, which had returns of 164.1% and 114.1%, respectively. Vita Coco saw earnings and revenue increases as it enjoyed high demand for its healthy drinks. This is part of a longer-term trend of growing demand for functional and healthier beverages. We believe e.l.f. Beauty’s performance was due to its continued revenue and earnings growth. Cash-strapped consumers sought high-value products, and e.l.f. offered a strong value proposition while maintaining high-margins. The brand is not only popular amongst a growing cohort of younger consumers, it has doubled market share in the last three years. The worst performers included Amyris and Re:NewCell, which returned -96.5 and -84.8%, respectively. Amyris stock declined following a significant restructuring aimed at refocusing its operations on core production capabilities, while divesting its consumer-facing brands. Subsequently, after filing for Chapter 11 bankruptcy, it was promptly excluded from the Fund. However, it is worth noting that the company may retain relevance in the production of ingredients for other companies within the food and consumer staples space, warranting continued monitoring. Re:NewCell also experienced a decline in its stock value, primarily due to the revelation that the production and sales of raw textile pulp at its new facility were progressing at a slower pace than initially anticipated. Re:NewCell specializes in recycling plant fibers to manufacture various textiles, including viscose and modal, in addition to offering raw fiber pulp. Notably, well known brands such as Zara, Levi’s, and H&M have embraced their innovative technology, and Re:NewCell reports ongoing strong interest from industry producers.

The EATVi Index is used as an additional index to benchmark against. It was released March 8, 2022, after the Fund started. For the reporting period, the Fund outperformed the index by going down -7.38% based on market while the EATVi Index fell -14.83%.

	Average Annualized
	Reporting Period	Since Inception
EATV, at NAV	-7.38%	-25.60%
EATV, at market	-7.21%	-25.50%
S&P 500 Index	10.14%	-5.41%
EATVi Index	-14.83%	N/A

Sincerely,

Sasha Goodman, President and Portfolio Manager
Elysabeth Alfano, Chief Executive Officer
VegTech LLC, Investment Adviser to the Fund

Must be preceded or accompanied by a prospectus.

Past performance does not guarantee future results.

Current performance may be lower or higher than quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance data for the most recent month-end is available at https://eatv.vegtechinvest.com/

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may be only be acquired or redeemed from the Fund in creation units. Brokerage commissions will reduce returns.

Investing involves risk. Principal loss is possible.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

VegTech Plant-based Innovation & Climate ETF

The EATVi VegTech Plant-based Innovation & Alternative Proteins Index is an equity index that provides focused exposure to VegTech™ companies that are actively innovating with plants and plant-derived ingredients to create animal-free products for sustainable consumption.  It is weighted by adjusted market capitalization with adjustments made to ensure tradability of each underlying constituent when traded as part of an index portfolio trade. It was released on March 8, 2022 and is administered by Morningstar Index Services for VegTech LLC.

ESG investing is defined as utilizing environmental, social, and governance (ESG) criteria as a set of standards for a company’s operations that socially conscious investors use to screen potential investments. The Fund’s policy of investing in companies as a means to promote positive climate change could cause the Fund to perform differently compared to similar funds that do not have such a policy.

The Fund is an actively managed ETF that does not seek to replicate the performance of a specified index.

Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments.

Stocks of companies with small and mid-market capitalizations involve a higher degree of risk than investments in the broad-based equities market.

The Fund is non-diversified and may hold large positions in a small number of securities. A price change in any one of those securities may have a greater impact on the Fund’s share price than if it were diversified.

The Fund is newly organized and has a limited operating history to judge.

You cannot invest directly in an index.

Ethos performs an independent analysis of a fund’s carbon footprint and carbon credits (offsets) to verify whether the Fund is carbon neutral during a specified period. The period is typically quarterly based on the previous quarter. The carbon footprint consists of verified Scope 1, Scope 2, and (where possible) Scope 3 emissions of every holding of the Fund. Ethos defines the carbon footprint of a fund as the total tons of Scope 1, Scope 2, and (where possible) Scope 3 CO2 emissions of its holdings multiplied by the Fund’s percentage ownership of those holdings. Percentage ownership is based on the market value of the Fund’s shares divided by the total market value of the holdings, averaging over the course of the specified period. Scope 3 emissions are included based on an assessment of the quality of reported Scope 3 data. Limitations of Scope 3 data include lack of standardized reporting methodology by companies; low coverage of companies reporting Scope 3 emissions; and likely overlap of Scope 3 emissions across company value chains. Ethos discloses in each certification whether Scope 3 emissions are used.  As part of the Carbon Neutral Certification, Ethos requires funds to submit proof of purchase of carbon credits from a list of approved providers of carbon credits (if the Fund wishes to use carbon credits as part of the carbon neutral analysis). When Scope 1, Scope 2, and Scope 3 emissions information is not available the following modeling formula used is: Expected emissions = peer-average carbon intensity (CO2 per $M revenue) * $M revenue. EthosESG audits this estimation and will address discrepancies should they arise. Emissions data is limited by voluntary disclosure by individual companies and is not independently audited.  VegTech™ Invest and EthosESG make every effort to ensure data is accurate but cannot guarantee absolute carbon neutrality. Quasar is a subsidiary of the group of companies doing business as ACA Group and is an affiliate of Ethos ESG. Neither Quasar, nor any of its directors, officers, or staff, are involved in Ethos ESG’s certification process or pay for accreditation, nor does Ethos ESG consider affiliation as part of its certification analysis.

The Fund is distributed by Quasar Distributors, LLC.

VegTech Plant-based Innovation & Climate ETF

Comparison of the change in value of a $10,000 investment in the VegTech Plant-based Innovation & Climate ETF
vs. the S&P 500® Index & VegTech™ Plant-based Innovation & Alternative Proteins Index

		Since Inception through October 31, 2023

Average Annual Total Return	1 Year	12/28/21	3/8/22
VegTech Plant-based Innovation & Climate ETF at NAV	-7.38%	-25.60%	-15.12%
VegTech Plant-based Innovation & Climate ETF at Market	-7.21%	-25.50%	-15.21%
S&P 500® Index	10.14%	-5.41%	2.00%
VegTech Plant-based Innovation & Alternative Proteins Index (EATVI)[1]	-14.83%	N/A	-18.69%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-866-688-8775.

Returns reflect reinvestment of dividends and capital gains distributions.  Fee waivers are in effect.  In the absence of fee waivers, returns would be reduced.  The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gains distributions, or redemption of Fund shares.  Indices do not incur expenses and are not available for investment.  If it did, total returns would be reduced.

1 The EATVI VegTech Plant-based Innovation & Alternative Proteins Index has an inception date of March 8, 2022.

The EATVI index was created to provide focused exposure to VegTech™ companies that are actively innovating with plants and plant-derived ingredients to create animal-free products for sustainable consumption.  EATVI is Administered by Morningstar Index Services for VegTech LLC.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Fund holdings and sector allocations are subject to change. For a complete list of holdings, please see the schedule of investments.

VegTech Plant-based Innovation & Climate ETF

SECTOR ALLOCATION OF PORTFOLIO ASSETS – October 31, 2023 (Unaudited)

Percentages represent market value as a percentage of total investments.

VegTech Plant-based Innovation & Climate ETF

EXPENSE EXAMPLE at October 31, 2023

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares, and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period indicated below.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note  that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transaction costs, such as redemption fees, or exchange fees. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	5/1/23	10/31/23	5/1/23 – 10/31/23
VegTech Plant-based Innovation & Climate ETF
Actual	$1,000.00	$ 844.30	$3.49
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

(1)
Expenses are equal to the annualized expense ratio of 0.75%, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.  The ending account values in the table are based on the actual total returns of the shares of the Fund.

VegTech Plant-based Innovation & Climate ETF

SCHEDULE OF INVESTMENTS at October 31, 2023

Shares	COMMON STOCKS - 91.5%	Value
	Advanced Materials/Products - 0.4%
2,200	Ultrafabrics Holdings Co. Ltd. (a)	$18,810

	Agricultural Chemicals - 0.2%
14,630	Desert Control AS (a)(b)	9,194

	Agricultural Operations - 15.6%
27,170	Dole PLC	310,281
8,910	Fresh Del Monte Produce, Inc.	222,750
6,380	Limoneira Co.	91,170
164,010	Village Farms International, Inc. (b)	118,087
		742,288
	Auto-Cars/Light Trucks - 2.6%
616	Tesla, Inc. (b)	123,718

	Beverages-Non-alcoholic - 21.0%
2,486	Celsius Holdings, Inc. (b)	378,096
7,084	GURU Organic Energy Corp. (a)(b)	11,443
29,062	Oatly Group AB - ADR (b)	14,107
17,270	Vita Coco Co., Inc. (b)	468,018
88,000	Vitasoy International Holdings Ltd. (a)	108,408
9,878	Zevia PBC - Class A (b)	19,163
		999,235
	Beverages-Wine/Spirits - 4.1%
2,046	MGP Ingredients, Inc.	193,674

	Brewery - 6.9%
3,080	Anheuser-Busch InBev SA/NV - ADR	175,160
2,640	Molson Coors Beverage Co. - Class B	152,513
		327,673
	Chemicals-Diversified - 2.5%
23,980	ICL Group Ltd.	115,823

	Chemicals-Fibers - 2.2%
2,728	Lenzing AG (a)(b)	106,079

	Chemicals-Specialty - 8.2%
66	Givaudan SA (a)	219,118
2,970	Sensient Technologies Corp.	167,567
		386,685
	Cosmetics & Toiletries - 8.1%
4,158	e.l.f. Beauty, Inc. (b)	385,156

	Food-Misc/Diversified - 13.3%
4,774	Beyond Meat, Inc. (b)	28,501
4,950	Corbion NV (a)	85,530
2,816	Ingredion, Inc.	263,521
2,464	Lamb Weston Holdings, Inc.	221,267
6,776	SunOpta, Inc. (b)	26,020
220	Veganz Group AG (a)(b)	6,727
		631,566

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF

SCHEDULE OF INVESTMENTS at October 31, 2023, Continued

Shares		Value
	Food-Wholesale/Distribution - 1.9%
9,702	Mission Produce, Inc. (b)	$91,296

	Footwear & Related Apparel - 2.5%
1,342	Crocs, Inc. (b)	119,867

	Investment Companies - 0.3%
130,042	Agronomics Ltd. (a)(b)	14,383

	Medical Labs &Testing Services - 1.1%
38,522	Ginkgo Bioworks Holdings, Inc. – Class A (b)	52,775

	Retail-Vitamins/Nutritional Supplements - 0.1%
33,000	Else Nutrition Holdings, Inc. (a)(b)	4,164

	Textile-Products - 0.5%
11,616	Re:NewCell AB (a)(b)	12,675
4,884	Spinnova Oyj (a)(b)	10,439
		23,114
	Total Common Stocks (Cost $4,301,464)	4,345,500

	EXCHANGE-TRADED FUNDS - 6.4%
2,992	iShares Treasury Floating Rate Bond ETF	151,844
3,014	WisdomTree Floating Rate Treasury Fund	151,664
	Total Exchange-Traded Funds (Cost $303,329)	303,508

	MONEY MARKET FUND - 2.1%
101,145	First American Government Obligations Fund, Class X, 5.28% (c)	101,145
	Total Money Market Fund (Cost $101,145)	101,145
	Total Investments (Cost $4,705,938) - 100.0%	4,750,153
	Other Assets in Excess of Liabilities - 0.0%	357
	TOTAL NET ASSETS - 100.00%	$4,750,510

AB – Aktiebolag
ADR – American Depositary Receipt
AG – Aktiengesellschaft
AS – Aksjeselskap
NV – Naamloze Vennootschap
Oyj – Julkinen osakeyhtiö
PBC – Public Benefit Corporation
PLC – Public Limited Company
SA – Société Anonyme
SA/NV – Société Anonyme/Naamloze Vennootschap
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Rate shown represents the 7-day annualized yield as of October 31, 2023.

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF

SCHEDULE OF INVESTMENTS at October 31, 2023, Continued

Country Allocation of Portfolio Holdings as of October 31, 2023

Country	Percentage of Net Assets
United States	71.8%
Ireland	6.5%
Switzerland	4.6%
Belgium	3.7%
Canada	2.8%
Israel	2.4%
Hong Kong	2.3%
Austria	2.2%
Netherlands	1.8%
Sweden	0.6%
Japan	0.4%
Isle of Man	0.3%
Finland	0.2%
Norway	0.2%
Germany	0.2%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF

STATEMENT OF ASSETS AND LIABILITIES at October 31, 2023

ASSETS
Investments, at value (cost $4,705,938)	$4,750,153
Receivables:
Dividends and interest	2,675
Total assets	4,752,828

LIABILITIES
Due to Custodian (Cost $95)	91
Management Fee	2,227
Total liabilities	2,318

NET ASSETS	$4,750,510

CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$4,750,510
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	330,000
Net asset value per share	$14.40

COMPONENTS OF NET ASSETS
Paid-in capital	$6,899,444
Total accumulated deficit	(2,148,934)
Net assets	$4,750,510

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF

STATEMENT OF OPERATIONS For the Year Ended October 31, 2023

INVESTMENT INCOME
Income
Dividends (net of issuance fees and foreign tax withheld of $13,511)	$91,635
Interest	4,479
Total income	96,114
Expenses
Management fees	38,228
Total expenses	38,228
Net investment income	57,886

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) on transactions from:
Investments	(694,151)
Foreign currency	(5,119)
Distribution from regulated investment company	7
Net change in unrealized appreciation/(depreciation) on:
Investments	234,789
Foreign currency	88
Net realized and unrealized loss on investments and foreign currency	(494,386)
Net decrease in net assets resulting from operations	$(406,500)

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF

STATEMENTS OF CHANGES IN NET ASSETS

		For the Period
		December 28, 2021*
	Year Ended	through
	October 31, 2023	October 31, 2022
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income/(loss)	$57,886	$(673)
Net realized gain/(loss) on transactions from:
Investments	(694,151)	(1,537,846)
Foreign currency	(5,119)	(4,715)
Distribution from regulated investment company	7	—
Net change in unrealized appreciation/(depreciation) on:
Investments	234,789	(190,574)
Foreign currency	88	(56)
Net decrease in net assets
resulting from operations	(406,500)	(1,733,864)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders	(8,585)	—
Total dividends and distributions	(8,585)	—

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	494,446	6,405,013
Total increase in net assets	79,361	4,671,149

NET ASSETS
Beginning of period	4,671,149	—
End of period	$4,750,510	$4,671,149

(a)	A summary of share transactions is as follows:

	Year Ended October 31, 2023		For the Period December 28, 2021* through October 31, 2022
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	30,000	$494,214	300,000	$6,404,114
Transaction fees (See Note 1)	—	232	—	899
Net increase	30,000	$494,446	300,000	$6,405,013

*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

		For the Period
		December 28, 2021*
	Year Ended	through
	October 31, 2023	October 31, 2022
Net asset value, beginning of period	$15.57	$24.86

Income from investment operations:
Net investment income/(loss)	0.18	(0.00	)(3)
Net realized and unrealized loss on investments	(1.32)	(9.29)
Total from investment operations	(1.14)	(9.29)

Less distributions:
From net investment income	(0.03)	—
Total distributions	(0.03)	—

Net asset value, end of period	$14.40	$15.57

Total return, at NAV	-7.38%	-37.37	%(2)
Total return, at Market	-7.21%	-37.33	%(2)

Ratios/supplemental data:
Net assets, end of period (thousands)	$4,751	$4,671
Ratio of expenses to average net assets	0.75%	0.75	%(1)
Ratio of net investment income/(loss) to average net assets	1.14%	(0.02	)%(1)
Portfolio turnover rate(4)	229.75%	133.36	%(2)

(1)	Annualized.
(2)	Not Annualized.
(3)	Amount is less than $0.005.
(4)	Excludes impact of in-kind transactions.
*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

VegTech Plant-based Innovation & Climate ETF

NOTES TO FINANCIAL STATEMENTS at October 31, 2023

 NOTE 1 – ORGANIZATION

The VegTech Plant-based Innovation & Climate ETF (the “Fund”) is a non-diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The Fund began operations on December 28, 2021. The investment objective of the Fund is to achieve long-term capital growth.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (“the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 15,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased directly from or redeemed directly to the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Fund charges $500 for the standard fixed creation fee, payable to the Custodian. In addition, a variable fee may be charged on cash purchases, non-standard orders, or partial cash purchases of Creation Units of up to a maximum of 2% as a percentage of the total value of the Creation Units subject to the transaction. Variable fees received by the Fund are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.01 par value per share.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Fund’s prior fiscal year is open for examination. Management has reviewed the open tax year in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Security Transactions and Investment Income: Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income and expense are recorded on the ex-dividend date. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income and is recorded on an accrual basis.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

Dividend Distributions: Distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. The Fund distributes all or substantially all of its net investment income and net realized gains, if any, annually.

VegTech Plant-based Innovation & Climate ETF

NOTES TO FINANCIAL STATEMENTS at October 31, 2023, Continued

Currency Translation: Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Fund’s Statement of Operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Reclassification of Capital Accounts: U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended October 31, 2023, the Fund made the following permanent tax adjustments on the statement of assets and liabilities:

Total Accumulated Deficit	Paid-in Capital
$15	$(15)

Use of Estimates: The preparation of financial statements in conformity with the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

Guarantees and Indemnifications: In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

REITs: The Fund is able to make certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Fund intends to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

Events Subsequent to the Fiscal Year End: In preparing the financial statements as of October 31, 2023, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements. Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

Fair Valuation Measurement: The FASB established a framework for measuring fair value in accordance with GAAP. Under FASB ASC Topic 820, Fair Value Measurement, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of inputs of the fair value hierarchy are defined as follows:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Investment Valuation: The Fund calculates its NAV each day the NYSE is open for trading as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time.

VegTech Plant-based Innovation & Climate ETF

NOTES TO FINANCIAL STATEMENTS at October 31, 2023, Continued

 Generally, the Fund’s equity investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above. Investment companies will be classified in level 1 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s net asset value (“NAV”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund’s investment adviser, VegTech LLC (“Adviser”), as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5, subject to the Board’s oversight. The Adviser, as Valuation Designee is, authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Foreign exchanges typically close before the time at which Fund share prices are calculated and may be closed altogether on some days when shares of the Fund are traded. Significant events affecting a foreign security may include, but are not limited to: corporate actions, earnings announcements, litigation or other events impacting a single issuer; governmental action that affects securities in one sector or country; natural disasters or armed conflicts affecting a country or region; or significant domestic or foreign market fluctuations. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2023:

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$617,781	$—	$—	$617,781
Consumer, Cyclical	270,863	—	—	270,863
Consumer, Non-cyclical	3,423,662	—	—	3,423,662
Financial	14,383	—	—	14,383
Industrial	18,811	—	—	18,811
Total Common Stocks	4,345,500	—	—	4,345,500
Exchange-Traded Funds	303,508	—	—	303,508
Money Market Fund	101,145	—	—	101,145
Total Investments	$4,750,153	$—	$—	$4,750,153

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

Accounting Pronouncements: In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Fund’s financial statements.

VegTech Plant-based Innovation & Climate ETF

NOTES TO FINANCIAL STATEMENTS at October 31, 2023, Continued

 In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that the Funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

VegTech LLC serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the oversight of the Board. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain foreign custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses and shareholder proxy). For the services it provides to the Fund, the Fund pays the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has overall responsibility for overseeing the investment of the Fund’s assets, managing the Fund’s business affairs and providing certain clerical, bookkeeping and other administrative services for the Trust. Penserra Capital Management, LLC’s (“Penserra” or “the Sub-Adviser”) acts as the Sub-Adviser to the Fund. The Sub-Adviser has responsibility to make day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the Sub-Adviser’s best execution obligations and the Trust’s and the Sub-Adviser’s brokerage policies. Sub-Advisory fees earned by Penserra are paid by the Adviser. For the services it provides to the Fund, the Sub-Adviser is compensated by the Adviser from the management fees paid by the Fund to the Adviser.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund. The Custodian is an affiliate of Fund Services. Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services.

Quasar Distributors, LLC (“Quasar”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC, doing business as ACA Foreside, a division of ACA Group.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the year ended October 31, 2023, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $11,615,969 and $11,455,796, respectively.

For the year ended October 31, 2023, the in-kind transactions associated with creations and redemptions were $352,393 and $0, respectively. There were no purchases or sales of U.S. Government securities during the year ended October 31, 2023.

During the year ended October 31, 2023, there were no realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations.

NOTE 6 – INCOME TAXES INFORMATION

The tax character of distributions paid during the years ended October 31, 2023 and October 31, 2022 were as follows:

	October 31, 2023	October 31, 2022
Ordinary income	$8,585	$ —

VegTech Plant-based Innovation & Climate ETF

NOTES TO FINANCIAL STATEMENTS at October 31, 2023, Continued

 As of October 31, 2023, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$4,873,506
Gross unrealized appreciation	599,087
Gross unrealized depreciation	(722,440)
Net unrealized depreciation (a)	(123,353)
Net unrealized depreciation on foreign currency	32
Undistributed ordinary income	38,816
Undistributed long-term capital gain	—
Total distributable earnings	38,816
Other accumulated gain/(loss)	(2,064,429)
Total accumulated gain/(loss)	$(2,148,934)

(a)	The difference between the book-basis and tax-basis net unrealized depreciation and cost is attributable to wash sales.

At October 31, 2023, the Fund had $1,704,741 in short-term capital loss carryforwards and $359,688 in long-term capital loss carryforwards which can be carried forward indefinitely.

NOTE 7 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Newer Adviser Risk. The Adviser is a newly organized investment adviser and has limited operating history or performance track record, which may increase the risks associated with investments in the Fund.

•
Newer Fund Risk. The Fund is a recently organized investment company with limited operating history. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

•
Market and Regulatory Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including: inflation (or expectations for inflation); interest rates; global demand for particular products or resources; natural disasters or events; pandemic diseases; terrorism; regulatory events; and government controls. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

•
Climate Change and VegTech™ Policy Risk. The Fund’s policy of investing in companies as a means to promote positive climate change could cause the Fund to perform differently compared to similar funds that do not have such a policy. This policy may result in the Fund foregoing opportunities to buy certain securities when it might otherwise be economically advantageous to do so, or selling securities when it might be otherwise economically disadvantageous for it to do so. The Fund will vote proxies in a manner which is consistent with its VegTech and climate policy themes, which may not always be consistent with maximizing short-term performance of the issuer.

VegTech Plant-based Innovation & Climate ETF

NOTES TO FINANCIAL STATEMENTS at October 31, 2023, Continued

•
Foreign Securities Risk. Foreign securities may be more volatile and less liquid than domestic (U.S.) securities, which could affect the Fund’s investments. Securities markets of other countries are generally smaller than U.S. securities markets.

•
Non-Diversification Risk. The Fund is non-diversified, which means that it may invest a high percentage of its assets in a limited number of securities. Since the Fund is non-diversified, its NAV and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Fund.

•
Depositary Receipt Risk. Foreign receipts, which include ADRs, GDRs, and EDRs, are securities that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. The risks of depositary receipts include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk. Unsponsored ADRs, which are issued by a depositary bank without the participation or consent of the issuer, involve additional risks because U.S. reporting requirements do not apply, and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

•
Sector Emphasis Risk. The securities of companies in the same or related businesses, if comprising a significant portion of the Fund’s portfolio, could react in some circumstances negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:

•
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•
Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•
Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•
Trading. Although Shares are listed for trading on NYSE Arca, Inc. and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares, and this could lead to differences between the market price of the Shares and the underlying value of those Shares.

•
Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

NOTE 8 – TRUSTEE AND OFFICER CHANGES

Effective October 18, 2023, Mr. Ray Woolson retired from his service as Trustee and Chairman of the Board of Trustees of the Trust (the “Board”) to attend to health-related matters. At the recommendation of the Nominating and Governance Committee, on October 24, 2023, the Board appointed Mr. David Mertens as the successor Chairman of the Board, and Ms. Michele Rackey was appointed as Chairman of the Nominating and Governance Committee of the Board.

VegTech Plant-based Innovation & Climate ETF

NOTES TO FINANCIAL STATEMENTS at October 31, 2023, Continued

At a meeting held on June 22-23, 2023, the Board appointed Ms. Lillian A. Kabakali the Assistant Secretary of the Trust, effective July 10, 2023. Effective July 20, 2023, Mr. Michael L. Ceccato retired from his service as Vice President, Chief Compliance Officer and Anti-Money Laundering Officer of the Trust. At a meeting held on July 20, 2023, the Board appointed Joseph Kolinsky as the successor Vice President, Chief Compliance Officer and Anti-Money Laundering Officer of the Trust, effective July 20, 2023.

VegTech Plant-based Innovation & Climate ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of VegTech Plant-Based Innovation & Climate ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of VegTech Plant-Based Innovation & Climate ETF (the “Fund”), a series of Advisors Series Trust, including the schedule of investments, as of October 31, 2023, the related statement of operations for the year then ended, the statement of changes in net assets, and financial highlights for the year then ended and for the period December 28, 2021 (commencement of operations) through October 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the year then ended and for the period December 28, 2021 through October 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2003.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 29, 2023

VegTech Plant-based Innovation & Climate ETF

NOTICE TO SHAREHOLDERS at October 31, 2023 (Unaudited)

For the year ended October 31, 2023, the Fund designated $8,585 as ordinary income for purposes of the dividends paid deduction.

For the year ended October 31, 2023, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Tax Cuts and Jobs Act 2017.  The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders in the Fund, the percentage of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended October 31, 2023, was 51.89%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Sections 871(k)(2)(C) for the Fund was 0.00%.

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-617-0004 or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-617-0004. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-PORT is also available by calling 1-800-617-0004.

Frequency Distribution of Premiums and Discounts

Information regarding how often shares of the Fund traded on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available on the Fund’s website at www.eatv.vegtechinvest.com.

VegTech Plant-based Innovation & Climate ETF

HOUSEHOLDING

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Fund’s transfer agent toll free at 1-800-617-0004 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

VegTech Plant-based Innovation & Climate ETF

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.
Number of
				Portfolios	Other
		Term of		in Fund	Directorships
	Position	Office and		Complex	Held During
Name, Address	Held with	Length of	Principal Occupation	Overseen by	Past Five
and Age	the Trust	Time Served*	During Past Five Years	Trustee(2)	Years(3)
Independent Trustees(1)
David G. Mertens	Chairman of	Indefinite	Partner and Head of Business	1	Trustee, Advisors
(age 63)	the Board	term; since	Development, QSV Equity Investors,		Series Trust
615 E. Michigan Street		October 2023.	LLC, (formerly known as Ballast Equity		(for series not
Milwaukee, WI 53202	Trustee	Indefinite	Management, LLC) (a privately-held		affiliated with
		term; since	investment advisory firm) (February		the Fund).
		March 2017.	2019 to present); Managing Director and
Vice President, Jensen Investment
Management, Inc. (a privately-held
investment advisory firm) (2002 to 2017).

Joe D. Redwine	Trustee	Indefinite	Retired; formerly Manager, President,	1	Trustee, Advisors
(age 76)		term; since	CEO, U.S. Bancorp Fund Services, LLC,		Series Trust
615 E. Michigan Street		September 2008.	and its predecessors, (May 1991 to		(for series not
Milwaukee, WI 53202			July 2017).		affiliated with
the Fund).

Michele Rackey	Trustee	Indefinite	Chief Executive Officer, Government	1	Trustee, Advisors
(age 64)		term; since	Employees Benefit Association (GEBA)		Series Trust
615 E. Michigan Street		January 2023.	(benefits and wealth management		(for series not
Milwaukee, WI 53202			organization) (2004 to 2020); Board		affiliated with
			Member, Association Business Services		the Fund).
Inc. (ABSI) (for-profit subsidiary of the
American Society of Association
Executives) (2019 to 2020).

Term of
	Position	Office and
Name, Address	Held with	Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years
Officers
Jeffrey T. Rauman	President,	Indefinite	Senior Vice President, Compliance and Administration,
(age 54)	Chief	term; since	U.S. Bank Global Fund Services (February 1996 to present).
615 E. Michigan Street	Executive	December 2018.
Milwaukee, WI 53202	Officer and
Principal
Executive
Officer

Kevin J. Hayden	Vice	Indefinite	Vice President, Compliance and Administration,
(age 52)	President,	term; since	U.S. Bank Global Fund Services (June 2005 to present).
615 E. Michigan Street	Treasurer	January 2023.
Milwaukee, WI 53202	and
Principal
Financial
Officer

Cheryl L. King	Assistant	Indefinite	Vice President, Compliance and Administration,
(age 62)	Treasurer	term; since	U.S. Bank Global Fund Services (October 1998 to present).
615 E. Michigan Street		January 2023.
Milwaukee, WI 53202

Richard R. Conner	Assistant	Indefinite	Assistant Vice President, Compliance and Administration,
(age 41)	Treasurer	term; since	U.S. Bank Global Fund Services (July 2010 to present).
615 E. Michigan Street		December 2018.
Milwaukee, WI 53202

VegTech Plant-based Innovation & Climate ETF

INFORMATION ABOUT TRUSTEES AND OFFICERS (Unaudited), Continued

Term of
	Position	Office and
Name, Address	Held with	Length of	Principal Occupation
and Age	the Trust	Time Served	During Past Five Years
Officers (Continued)
Joseph R. Kolinsky	Vice	Indefinite	Vice President, U.S. Bank Global Fund Services (May 2023 to present);
(age 52)	President,	term; since	Chief Compliance Officer, Chandler Asset Management, Inc. (2020 to 2022);
2020 E. Financial Way, Suite 100	Chief	July 2023.	Director, Corporate Compliance, Pacific Life Insurance Company
Glendora, CA 91741	Compliance		(2018 to 2019).
Officer and
AML Officer

Elaine E. Richards	Vice	Indefinite	Senior Vice President, U.S. Bank Global Fund Services
(age 55)	President	term; since	(July 2007 to present).
2020 E. Financial Way, Suite 100	and	September 2019.
Glendora, CA 91741	Secretary

Lillian A. Kabakali	Assistant	Indefinite	Vice President, U.S. Bank Global Fund Services (April 2023 to
(age 42)	Secretary	term; since	present); Vice President, Compliance, Guggenheim Partners Investment
2020 E. Financial Way, Suite 100		July 2023.	Management Holdings, LLC (April 2019 to April 2023); Senior Associate,
Glendora, CA 91741			Compliance, Guggenheim Partners Investment Management Holdings, LLC
(January 2018 to April 2019).

*
The Trustees have designated a mandatory retirement age of 75, such that each Trustee, serving as such on the date he or she reaches the age of 75, shall submit his or her resignation not later than the last day of the calendar year in which his or her 75th birthday occurs (“Retiring Trustee”). Upon request, the Board may, by vote of a majority of Trustees eligible to vote on such matter, determine whether or not to extend such Retiring Trustee’s term and on the length of a one-time extension of up to three additional years. At a meeting held December 7-8, 2022, by vote of the majority of Trustees (not including Mr. Redwine), Mr. Redwine’s term as Trustee was extended for three additional years to expire December 31, 2025.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
As of October 31, 2023, the Trust was comprised of 34 active portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

(3)
“Other Directorships Held” includes only directorship of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 Act, as amended, (that is, “public companies”) or other investment companies registered under the 1940 Act.

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers and is available, without charge, upon request by calling 1-800-617-0004.

VegTech Plant-based Innovation & Climate ETF

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Adviser to serve as the administrator of the program. The Adviser’s committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the Adviser’s committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period July 1, 2022 through June 30, 2023. No significant liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Investment Adviser
VegTech, LLC
1842 Purdue Avenue, Suite 103
Los Angeles, California 90025

Investment Sub-Adviser
Penserra Capital Management LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

(b) Not applicable

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any substantive amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Mr. Joe D. Redwine and Ms. Michele Rackey are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N‑CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant including the review of federal income tax returns, review of federal excise tax returns, review of state tax returns, if any, and assistance with calculation of required income, capital gain and excise distributions.  There were no “other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2023	FYE 10/31/2022
(a) Audit Fees	$13,000	$13,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,600	$3,600
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2023	FYE 10/31/2022
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2023	FYE 10/31/2022
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)
The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act, which consists of all the Independent Trustees.

(b)	Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   1/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive Officer/Principal
Executive Officer

Date   1/5/2024

By (Signature and Title)*    /s/ Kevin J. Hayden
Kevin J. Hayden, Vice President/Treasurer/Principal Financial
Officer

Date   1/5/2024

* Print the name and title of each signing officer under his or her signature.